Concentration and risks (Details Narrative)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Credit risk description	the insurance coverage for cash deposits of each bank is RMB500,000. As of September 30, 2024, cash and restricted cash balance of RMB8,118,760 ($1,156,914) was deposited with financial institutions located in China, of which RMB6,079,773 ($866,361) was subject to credit risk. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.
Customer One Revenue [Member]
concentration risk	25.70%	18.20%	50.90%
Customer Two Revenue [Member]
concentration risk	13.10%	15.80%	13.10%
Customer Three Revenue [Member]
concentration risk	12.40%	15.20%	10.70%
Customer One Accounts Receivable [Member]
concentration risk	21.90%	20.40%
Customer Two Accounts Receivable [Member]
concentration risk	13.70%	18.60%
Customer Three Accounts Receivable [Member]
concentration risk		15.30%
One Vendors Accounted [Member]
concentration risk	33.40%	28.10%	49.60%
Two Vendors Accounted [Member]
concentration risk	21.50%	23.60%
One Vendors Accounted To Accounts Payable [Member]
concentration risk	28.60%	46.10%
Two Vendors Accounted To Accounts Payable [Member]
concentration risk	22.80%	10.10%
Three Vendors Accounted To Accounts Payable [Member]
concentration risk	10.50%